CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Millions, $ in Millions	Total		Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held in Treasury [Member]	Total FCX Stockholders' Equity [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2012	$ 21,311		$ 107	$ 19,119	$ 2,399	$ (506)	$ (3,576)	$ 17,543	$ 3,768
Balance (in shares) at Dec. 31, 2012			1,073				124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued to acquire Plains Exploration & Production Company	2,831		$ 9	2,822	0	0	$ 0	2,831	0
Common stock issued to acquire Plains Exploration & Production Company (in shares)			91				0
Exchange of employee stock-based awards in connection with acquisitions	67		$ 0	67	0	0	$ 0	67	0
Exercised and issued stock-based awards	9		$ 1	8	0	0	$ 0	9	0
Exercised and issued stock-based awards (in shares)			1				0
Stock-based compensation	153		$ 0	153	0	0	$ 0	153	0
Reserve of tax benefit for stock-based awards	(1)			(1)	0	0	0	(1)	0
Tender of shares for stock-based awards	(105)		$ 0	0	0	0	$ (105)	(105)	0
Tender of shares for stock-based awards (in shares)			0				3
Dividends on common stock	(2,315)		$ 0	0	(2,315)	0	$ 0	(2,315)	0
Dividends to noncontrolling interests	(236)		0	0	0	0	0	0	(236)
Noncontrolling interests' share of contributed capital in subsidiary	0		0	(7)	0	0	0	(7)	7
Net loss attributable to common stockholders	2,658		0	0	2,658	0	0	2,658	0
Net income attributable to noncontrolling interests, including discontinued operations	761		0	0	0	0	0	0	761
Other comprehensive loss	98		0	0	0	101	0	101	(3)
Balance at Dec. 31, 2013	25,231		$ 117	22,161	2,742	(405)	$ (3,681)	20,934	4,297
Balance (in shares) at Dec. 31, 2013			1,165				127
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercised and issued stock-based awards	12		$ 0	12	0	0	$ 0	12	0
Exercised and issued stock-based awards (in shares)			2				0
Stock-based compensation	98		$ 0	98	0	0	$ 0	98	0
Reserve of tax benefit for stock-based awards	6			5	0	0	0	5	1
Tender of shares for stock-based awards	(8)		$ 0	6	0	0	$ (14)	(8)	0
Tender of shares for stock-based awards (in shares)			0				1
Dividends on common stock	(1,306)		$ 0	0	(1,306)	0	$ 0	(1,306)	0
Dividends to noncontrolling interests	(396)		0	0	0	0	0	0	(396)
Noncontrolling interests' share of contributed capital in subsidiary	6		0	(1)	0	0	0	(1)	7
Sale of Candelaria and Ojos del Salado mines	(243)		0	0	0	0	0	0	(243)
Net loss attributable to common stockholders	(1,308)	[1],[2],[3],[4],[5]	0	0	(1,308)	0	0	(1,308)	0
Net income attributable to noncontrolling interests, including discontinued operations	523		0	0	0	0	0	0	523
Other comprehensive loss	(141)		0	0	0	(139)	0	(139)	(2)
Balance at Dec. 31, 2014	22,474		$ 117	22,281	128	(544)	$ (3,695)	18,287	4,187
Balance (in shares) at Dec. 31, 2014			1,167				128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock	1,936		$ 20	1,916	0	0	$ 0	1,936	0
Sale of common stock (in shares)			206				0
Exercised and issued stock-based awards	3		$ 0	3	0	0	$ 0	3	0
Exercised and issued stock-based awards (in shares)			1				0
Stock-based compensation	98		$ 0	91	0	0	$ 0	91	7
Reserve of tax benefit for stock-based awards	(1)		0	(1)	0	0	0	(1)	0
Tender of shares for stock-based awards	(7)		$ 0	0	0	0	$ (7)	(7)	0
Tender of shares for stock-based awards (in shares)			0				0
Dividends on common stock	(279)		$ 0	0	(279)	0	$ 0	(279)	0
Dividends to noncontrolling interests	(91)		0	0	0	0	0	0	(91)
Noncontrolling interests' share of contributed capital in subsidiary	0		0	(7)	0	0	0	(7)	7
Net loss attributable to common stockholders	(12,236)	[1],[2],[3],[4],[5],[6]	0	0	(12,236)	0	0	(12,236)	0
Net income attributable to noncontrolling interests, including discontinued operations	106		0	0	0	0	0	0	106
Other comprehensive loss	41		0	0	0	41	0	41	0
Balance at Dec. 31, 2015	$ 12,044		$ 137	$ 24,283	$ (12,387)	$ (503)	$ (3,702)	$ 7,828	$ 4,216
Balance (in shares) at Dec. 31, 2015			1,374				128

[1]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[4]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[5]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[6]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.